Employee Benefit Plans (Tables)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
Defined benefit plans funded status table

	Pension Benefits		Other Postretirement Plans
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$2,212,304	$1,551,944	$8,461	$7,197
Service cost	99,443	66,650	396	328
Interest cost	134,973	119,593	524	562
Amendments	8,252	—	987	—
Recognized net actuarial loss	121,913	523,432	157	734
Total disbursements	(60,225)	(49,315)	287	(360)

Benefit obligation at end of year	2,516,660	2,212,304	10,812	8,461

Change in plan assets:
Fair value of plan assets at beginning of year	1,666,972	1,244,085	—	—
Actual return on plan assets	337,889	174,269	—	—
Employer contribution	161,677	297,933	(287)	360
Total disbursements	(60,225)	(49,315)	287	(360)

Fair value of plan assets at end of year	2,106,313	1,666,972	—	—

Funded status at end of year	$(410,347)	$(545,332)	$(10,812)	$(8,461)

Defined benefit plans amounts recognized in balance sheet table

	Pension Benefits		Other Postretirement Plans
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
	(In thousands)
Current accrued benefit liability (Accrued expenses)	$(22,426)	$(21,574)	$(336)	$(333)
Non-current accrued benefit liability (Other long-term liabilities)	(387,921)	(523,758)	(10,476)	(8,128)

Net amount recognized	$(410,347)	$(545,332)	$(10,812)	$(8,461)

Defined benefit plans amounts recognized in accumulated other comprehensive loss (income) table

		Other
	Pension Benefits	Postretirement Plans	Total
	(In thousands)
Prior service cost	$32,187	$1,450	$33,637
Net actuarial losses (gains)	784,382	(4,798)	779,584
Transition obligation	—	294	294

Total	$816,569	$(3,054)	$813,515

		Other
	Pension Benefits	Postretirement Plans	Total
	(In thousands)
Prior service cost	$27,895	$648	$28,543
Net actuarial losses (gains)	948,389	(5,343)	943,046
Transition obligation	—	447	447

Total	$976,284	$(4,248)	$972,036

Defined benefit plans with accumulated/aggregate benefit obligation in excess of fair value of plan assets table
Pension Benefits			Other Postretirement Plans
	July 2, 2011(1)	July 3, 2010(1)	July 2, 2011	July 3, 2010
	(In thousands)
Accumulated benefit obligation/aggregate benefit obligation	$2,325,171	$2,051,115	$10,812	$8,461
Fair value of plan assets at end of year	2,106,313	1,666,972	—	—

(1)	Information under Pension Benefits as of July 2, 2011 and July 3, 2010 includes both the Retirement Plan and the SERP.

Defined benefit plans amounts included accumulated other comprehensive loss (income) that are expected to be recognized in net company-sponsored benefit cost in next fiscal year table

	Other
	Pension Benefits	Postretirement Plans	Total
	(In thousands)
Amortization of prior service cost	$4,805	$215	$5,020
Amortization of net actuarial losses (gains)	60,166	(331)	59,835
Amortization of transition obligation	—	153	153

Total	$64,971	$37	$65,008

Defined benefit plans estimated future benefit payments table

		Other
	Pension Benefits	Postretirement Plans
	(In thousands)
2012	$65,259	$346
2013	71,326	455
2014	79,496	638
2015	88,530	802
2016	99,221	957
Subsequent five years	680,580	5,697

Defined benefit plans weighted average assumptions used in calculating benefit obligations table

	July 2, 2011	July 3, 2010
Discount rate — Retirement Plan	5.94%	6.15%
Discount rate — SERP	5.93	6.35
Discount rate — Other Postretirement Plans	5.94	6.32
Rate of compensation increase — Retirement Plan	5.30	5.30

Defined benefit plans weighted average assumptions used in calculating net periodic benefit costs table

	2011	2010	2009
Discount rate — Retirement Plan	6.15%	8.02%	6.94%
Discount rate — SERP	6.35	7.14	7.03
Discount rate — Other Postretirement Plans	6.32	8.02	6.94
Expected rate of return — Retirement Plan	8.00	8.00	8.00
Rate of compensation increase — Retirement Plan	5.30	5.21	6.17

Pension Benefits [Member]
Defined benefit plans components of net benefit cost table

		2010
	2011	(53 Weeks)	2009
	(In thousands)
Service cost	$99,443	$66,650	$80,899
Interest cost	134,973	119,593	113,715
Expected return on plan assets	(131,921)	(104,860)	(127,422)
Amortization of prior service cost	3,960	4,209	3,793
Amortization of net actuarial loss	79,952	40,526	17,729

Net pension costs	$186,407	$126,118	$88,714

Defined benefit plans other changes in plan assets and benefit obligations recognized in other comprehensive (loss) income table

	Pension Benefits
		2010
	2011	(53 Weeks)	2009
	(In thousands)
Amortization of prior service cost	$3,960	$4,209	$3,793
Amortization of net actuarial loss	79,952	40,526	17,729
Pension liability assumption (prior service cost)	—	—	(26,704)
Prior service cost arising in current year	(8,252)	—	(48)
Net actuarial gain (loss) arising in current year	84,055	(454,023)	(201,417)

Net pension costs	$159,715	$(409,288)	$(206,647)

Other Postretirement Plans [Member]
Defined benefit plans components of net benefit cost table

		2010
	2011	(53 Weeks)	2009
	(In thousands)
Service cost	$396	$328	$490
Interest cost	524	562	624
Amortization of prior service cost	185	185	130
Amortization of net actuarial gain	(388)	(490)	(158)
Amortization of transition obligation	153	153	153

Net other postretirement benefit costs	$870	$738	$1,239

Defined benefit plans other changes in plan assets and benefit obligations recognized in other comprehensive (loss) income table

	Other Postretirement Plans
		2010
	2011	(53 Weeks)	2009
	(In thousands)
Amortization of prior service cost	$185	$185	$130
Amortization of net actuarial gain	(388)	(490)	(158)
Amortization of transition obligation	153	153	153
Prior service cost arising in current year	(987)	—	(527)
Net actuarial (loss) gain arising in current year	(157)	(733)	3,813

Net pension costs	$(1,194)	$(885)	$3,411

Qualified pension plan [Member]
Defined benefit plans target and actual asset allocation table

	Target Asset
	Allocation	Actual Asset
	Range	Allocation
U.S. equity	23-31%	33%
International equity	23-31	28
Core fixed income	11-17	15
Long duration fixed income	10-18	13
High yield fixed income	6-12	9
Alternative investments	5-15	2

		100%

Defined benefit plans fair value of plans assets by major category table

	Assets Measured at Fair Value as of July 2, 2011
	Level 1	Level 2	Level 3	Total
		(In thousands)
Cash and cash equivalents [1]	$—	$112,217	$—	$112,217
U.S. equity:
U.S. large-cap [1]	139,048	357,712	—	496,760
U.S. small-to-mid-cap	166,890	—	—	166,890
International equity [2]	117,655	455,811	—	573,466
Core fixed income:
U.S. government and agency securities	—	62,691	—	62,691
Corporate bonds [1]	—	79,974	—	79,974
Asset-backed securities	—	8,704	—	8,704
Mortgage-backed securities, net [3]	—	129,941	—	129,941
Other [1]	—	17,905	—	17,905
Derivatives, net [4]	(34)	(340)	—	(374)
Long duration fixed income:
U.S. government and agency securities	—	79,970	—	79,970
Corporate bonds	—	139,916	—	139,916
Asset-backed securities	—	1,870	—	1,870
Mortgage-backed securities	—	11,810	—	11,810
Other [1]	—	39,997	—	39,997
Derivatives, net [5]	280	512	—	792
High yield fixed income [2]	—	191,583	—	191,583
Alternative investments:
Real estate [2]	—	—	30,615	30,615
Private equity [2]	—	—	1,480	1,480

Total investments at fair value	$423,839	$1,690,273	$32,095	$2,146,207

Other [6]				(39,894)

Fair value of plan assets at end of year				$2,106,313

[1]	Include direct investments and investment funds.

[2]	Include investments in investment funds only.

[3]	Include direct investments, investment funds and forward settling sales.

[4]	Include credit default swaps, interest rate swaps, and futures. The fair value of asset positions totaled $8.6 million; the fair value of liability positions totaled $9.0 million.

[5]	Include credit default swaps, interest rate swaps, foreign currency contracts, futures and options. The fair value of asset positions totaled $1.1 million; the fair value of liability positions totaled $0.3 million.

[6]	Include primarily plan receivables and payables, net.

	Assets Measured at Fair Value as of July 3, 2010
	Level 1	Level 2	Level 3	Total
		(In thousands)
Cash and cash equivalents [1]	$—	$71,327	$—	$71,327
U.S. equity:
U.S. large-cap [1]	259,621	161,228	—	420,849
U.S. small-to-mid-cap	172,930	—	—	172,930
International equity [2]	—	285,184	—	285,184
Fixed income long duration:
U.S. government and agency securities	—	178,097	—	178,097
Corporate bonds [1]	—	225,412	—	225,412
Asset-backed securities	—	12,108	—	12,108
Mortgage-backed securities, net [3]	—	124,312	—	124,312
Other [1]	—	48,452	—	48,452
Derivatives, net [4]	600	991	—	1,591
Fixed income high yield [2]	—	120,984	—	120,984
Alternative investments:
Real estate [2]	—	—	17,065	17,065

Total investments at fair value	$433,151	$1,228,095	$17,065	$1,678,311

Other [5]				(11,339)

Fair value of plan assets at end of year				$1,666,972

[1]	Include direct investments and investment funds.

[2]	Include investments in investment funds only.

[3]	Include direct investments, investment funds and forward settling sales.

[4]	Include credit default swaps, interest rate swaps, foreign currency contracts, futures and options. The fair value of asset positions totaled $13.5 million; the fair value of liability positions totaled $11.9 million.

[5]	Include primarily plan receivables and payables, net.

Defined benefit plans rollforward of Level 3 plan assets table

	Real Estate	Private Equity	Total Level 3
	Fund	Funds	Measurements
	(In thousands)
Balance, June 27, 2009	$14,839	$—	$14,839
Actual return on plan assets:
Relating to assets still held at the reporting date	(1,545)	—	(1,545)
Relating to assets sold during the period	(15)	—	(15)
Purchases and sales, net	3,786	—	3,786
Transfers in and/or out of Level 3	—	—	—

Balance, July 3, 2010	$17,065	$—	$17,065
Actual return on plan assets:
Relating to assets still held at the reporting date	3,371	72	3,443
Relating to assets sold during the period	—	—	—
Purchases and sales, net	10,179	1,408	11,587
Transfers in and/or out of Level 3	—	—	—

Balance, July 2, 2011	$30,615	$1,480	$32,095